Geographic Information	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Geographic Information

16. Geographic Information

The Company operates its business in the U.S. and internationally, primarily in Europe and Asia. Significant transactions and balances between geographic regions occur primarily as a result of certain of our subsidiaries incurring operating expenses such as employee compensation, communications and data processing and other overhead costs, for the purpose of providing execution, clearing and other support services to affiliates. Charges for transactions between regions are designed to approximate full costs. Intra-region income and expenses and related balances have been eliminated in the geographic information presented below to accurately reflect the external business conducted in each geographical region. The revenues are attributed to countries based on the locations of the subsidiaries. The following table presents total revenues by geographic area for the six months ended June 30, 2015 and 2014:

	For the Six Months Ended
	June 30,
(in thousands)	2015	2014
Revenues:
United States	$268,403	$224,491
Australia	23	—
Ireland	92,117	77,234
Singapore	42,964	34,546
Total revenues	$403,507	$336,271

Virtu Financial, LLC and subsidiaries
Geographic Information

18. Geographic Information

The Company operates its business in the U.S. and internationally, primarily in Europe and Asia. Significant transactions and balances between geographic regions occur primarily as a result of certain of our subsidiaries incurring operating expenses such as employee compensation, communications and data processing and other overhead costs, for the purpose of providing execution, clearing and other support services to affiliates. Charges for transactions between regions are designed to approximate full costs. Intra‑region income and expenses and related balances have been eliminated in the geographic information presented below to accurately reflect the external business conducted in each geographical region. The revenues are attributed to countries based on the locations of the subsidiaries. The following table presents total revenues by geographic area for the years ended December 31, 2014, 2013 and 2012:

	For the
	Years Ended,
	December 31,
	2014	2013	2012
Revenues:
United States	$509,105	$432,900	$452,282
Australia	86	87	44,240
Ireland	141,793	129,662	91,450
Singapore	72,069	98,917	25,908
United Kingdom	—	2,939	1,748
Total revenues	$723,053	$664,505	$615,628